Document and Entity Information	Sep. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001615219
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	DECOY THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36812
Entity Tax Identification Number	46-5087339
Entity Address, Address Line One	2450 Holcombe Blvd.
Entity Address, Address Line Two	Suite X
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	713
Local Phone Number	913-5608
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DCOY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false